Schwab Investments

211 Main Street

San Francisco, CA 94105

March 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Index Fund
Schwab Intermediate-Term Bond Fund (the “Funds”)
each a series of Schwab Investments (the “Registrant”)
(File Nos. 33-37459 and 811-06200)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated February 19, 2015 to the Funds’ prospectus, dated December 16, 2014. The purpose of this filing is to submit, in XBRL, the 497 dated February 19, 2015.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0098.

Sincerely,

/s/ Alexandra Riedel
Alexandra Riedel
Assistant Secretary
Schwab Investments